Borrowings - Summary of Credit Facility (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	$ 25,487	$ 25,104
Non-current borrowings	25,300	24,917
Borrowings [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	25,487	25,104	$ 0
New borrowings	0	25,000
Transaction costs	0	(264)
Interest expense	2,589	1,067
Interest paid	(2,206)	(699)
Current	187	187
Non-current borrowings	$ 25,300	$ 24,917